UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02809 and 811-10095

Name of Fund: BlackRock Value Opportunities Fund, Inc. and
              Master Value Opportunities LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2009

Date of reporting period: 12/31/2008

Item 1 - Schedule of Investments

BlackRock Value Opportunities Fund, Inc.
Schedule of Investments December 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                           Mutual Fund                                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                           Master Value Opportunities LLC                                            $  972,596,688
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Investments (Cost - $1,590,720,233) - 100.2%                           972,596,688

                                           Liabilities in Excess of Other Assets - (0.2)%                               (1,529,547)
                                                                                                                     --------------
                                           Net Assets - 100.0%                                                       $  971,067,141
                                                                                                                     ==============

o Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

      The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund's investments:

      --------------------------------------------------------------------------
      Valuation                                                   Investments in
       Inputs                                                       Securities
      --------------------------------------------------------------------------
      Level 1                                                                --
      Level 2                                                     $ 972,596,688
      Level 3                                                                --
      --------------------------------------------------------------------------
      Total                                                       $ 972,596,688
                                                                  =============

Master Value Opportunities LLC
Schedule of Investments December 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                  Common Stocks                                                   Shares         Value
----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.2%                Curtiss-Wright Corp.                                            549,600   $   18,351,144
                                          Heico Corp.                                                      29,500        1,145,485
                                          Triumph Group, Inc.                                              45,600        1,936,176
                                                                                                                    --------------
                                                                                                                        21,432,805
----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.7%                           Republic Airways Holdings, Inc. (a)                             623,400        6,651,678
----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.4%                    ArvinMeritor, Inc. (b)                                        1,366,200        3,893,670
----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 3.0%                      Acorda Therapeutics, Inc. (a)                                    89,400        1,833,594
                                          Amylin Pharmaceuticals, Inc. (a)(b)                             956,600       10,379,110
                                          Cepheid, Inc. (a)                                                41,800          433,884
                                          Facet Biotech Corp. (a)                                          30,580          293,262
                                          Human Genome Sciences, Inc. (a)                                 486,900        1,032,228
                                          Maxygen, Inc. (a)                                               776,951        6,930,403
                                          Neurogen Corp. (a)                                              921,280          132,664
                                          PDL BioPharma, Inc.                                             197,300        1,219,314
                                          Regeneron Pharmaceuticals, Inc. (a)                             361,400        6,635,304
                                          Vical, Inc. (a)                                                 450,540          635,261
                                                                                                                    --------------
                                                                                                                        29,525,024
----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.7%                  Ameron International Corp.                                      101,100        6,361,212
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.8%                    Investment Technology Group, Inc. (a)                           611,800       13,900,096
                                          Thomas Weisel Partners Group, Inc. (a)                          679,914        3,209,194
                                                                                                                    --------------
                                                                                                                        17,109,290
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.7%                          Calgon Carbon Corp. (a)                                          81,800        1,256,448
                                          Chemtura Corp.                                                1,737,300        2,432,220
                                          Koppers Holdings, Inc.                                           41,200          890,744
                                          Lubrizol Corp.                                                  148,900        5,418,471
                                          NewMarket Corp.                                                  49,900        1,742,009
                                          Spartech Corp.                                                  769,100        4,814,566
                                                                                                                    --------------
                                                                                                                        16,554,458
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 7.1%                   BancorpSouth, Inc.                                               93,000        2,172,480
                                          The Colonial BancGroup, Inc. (b)                                813,800        1,684,566
                                          Cullen/Frost Bankers, Inc.                                       74,529        3,777,130
                                          First Financial Bankshares, Inc.                                 44,800        2,473,408
                                          First Financial Corp.                                            34,064        1,396,283
                                          First Merchants Corp.                                            75,500        1,676,855
                                          First Midwest Bancorp, Inc.                                     668,000       13,339,960
                                          Glacier Bancorp, Inc.                                           299,300        5,692,686
                                          MetroCorp Bancshares, Inc.                                      353,250        2,631,713
                                          PrivateBancorp, Inc.                                             64,100        2,080,686
                                          Provident Bankshares Corp. (b)                                  477,400        4,611,684
                                          Republic Bancorp, Inc. Class A                                   69,600        1,893,120
                                          S&T Bancorp, Inc.                                               185,000        6,567,500
                                          Texas Capital Bancshares, Inc. (a)                              296,000        3,954,560
                                          United Bankshares, Inc.                                         235,400        7,819,988
                                          Univest Corp. of Pennsylvania                                    49,650        1,595,751
                                          Webster Financial Corp.                                         439,400        6,054,932
                                                                                                                    --------------
                                                                                                                        69,423,302
----------------------------------------------------------------------------------------------------------------------------------

Master Value Opportunities LLC
Schedule of Investments December 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                  Common Stocks                                                   Shares         Value
----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.3%     Casella Waste Systems, Inc. (a)                                 270,625   $    1,104,150
                                          Team, Inc. (a)                                                   51,600        1,429,320
                                                                                                                    --------------
                                                                                                                         2,533,470
----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.5%           ADC Telecommunications, Inc. (a)                                805,500        4,406,085
                                          Tellabs, Inc. (a)                                             4,769,900       19,651,988
                                                                                                                    --------------
                                                                                                                        24,058,073
----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 1.7%         Chicago Bridge & Iron Co. NV                                    219,700        2,207,985
                                          Layne Christensen Co. (a)                                       215,500        5,174,155
                                          URS Corp. (a)                                                   224,800        9,165,096
                                                                                                                    --------------
                                                                                                                        16,547,236
----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.3%                   Ezcorp, Inc. (a)                                                164,100        2,495,961
----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%             Smurfit-Stone Container Corp. (a)(b)                          5,078,700        1,295,069
----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 1.4%      Universal Technical Institute, Inc. (a)(c)                      823,500       14,139,495
----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.8%               American Superconductor Corp. (a)                                82,000        1,337,420
                                          Hubbell, Inc. Class B                                           207,000        6,764,760
                                                                                                                    --------------
                                                                                                                         8,102,180
----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments        Anixter International, Inc. (a)                                 212,900        6,412,548
- 1.2%                                    Ingram Micro, Inc. Class A (a)                                  397,600        5,323,864
                                                                                                                    --------------
                                                                                                                        11,736,412
----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 2.5%        CARBO Ceramics, Inc. (b)                                        379,100       13,469,423
                                          Dresser-Rand Group, Inc. (a)                                    158,900        2,741,025
                                          Hornbeck Offshore Services, Inc. (a)                             47,800          781,052
                                          Key Energy Services, Inc. (a)                                 1,131,600        4,990,356
                                          Oil States International, Inc. (a)                              130,400        2,437,176
                                                                                                                    --------------
                                                                                                                        24,419,032
----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.4%           The Andersons, Inc.                                             256,100        4,220,528
----------------------------------------------------------------------------------------------------------------------------------
Food Products - 2.1%                      Dean Foods Co. (a)                                              624,300       11,218,671
                                          Hain Celestial Group, Inc. (a)                                  508,900        9,714,901
                                                                                                                    --------------
                                                                                                                        20,933,572
----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 2.3%   The Cooper Cos., Inc.                                           370,300        6,072,920
                                          DexCom, Inc. (a)                                                311,900          860,844
                                          Mentor Corp.                                                     27,900          862,947
                                          OraSure Technologies, Inc. (a)(c)                             2,757,930       10,149,183
                                          Wright Medical Group, Inc. (a)                                  198,000        4,045,140
                                                                                                                    --------------
                                                                                                                        21,991,034
----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 3.7%   AMERIGROUP Corp. (a)                                            416,600       12,298,032
                                          HealthSpring, Inc. (a)                                          241,000        4,812,770
                                          LifePoint Hospitals, Inc. (a)                                   138,800        3,170,192
                                          MedCath Corp. (a)                                               114,400        1,194,336
                                          Owens & Minor, Inc.                                             160,500        6,042,825
                                          Pediatrix Medical Group, Inc. (a)                               100,400        3,182,680
                                          Res-Care, Inc. (a)                                              335,200        5,034,704
                                                                                                                    --------------
                                                                                                                        35,735,539
----------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 1.3%             Cerner Corp. (a)(b)                                             314,200       12,080,990
                                          HLTH Corp. (a)                                                   23,704          247,944
                                          Merge Healthcare, Inc. (a)(b)                                   621,413          795,409
                                                                                                                    --------------
                                                                                                                        13,124,343
----------------------------------------------------------------------------------------------------------------------------------

Master Value Opportunities LLC
Schedule of Investments December 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                  Common Stocks                                                   Shares         Value
----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.0%      Choice Hotels International, Inc.                               115,800   $    3,480,948
                                          Cracker Barrel Old Country Store, Inc. (b)                      147,900        3,045,261
                                          O'Charleys, Inc. (c)                                          1,489,400        2,978,800
                                                                                                                    --------------
                                                                                                                         9,505,009
----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 2.0%                 Centex Corp.                                                    717,200        7,631,008
                                          Furniture Brands International, Inc. (b)                      1,224,300        2,705,703
                                          KB Home                                                          65,400          890,748
                                          Lennar Corp. Class A (b)                                        625,300        5,421,351
                                          Ryland Group, Inc. (b)                                          138,200        2,441,994
                                                                                                                    --------------
                                                                                                                        19,090,804
----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.5%                        Convergys Corp. (a)                                           2,347,200       15,045,552
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.7%                          Conseco, Inc. (a)                                             6,907,900       35,782,922
                                          HCC Insurance Holdings, Inc.                                    191,000        5,109,250
                                          IPC Holdings, Ltd.                                               52,100        1,557,790
                                          Presidential Life Corp.                                         326,271        3,226,820
                                                                                                                    --------------
                                                                                                                        45,676,782
----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 3.6%       Bankrate, Inc. (a)                                               53,500        2,033,000
                                          Omniture, Inc. (a)                                              199,600        2,123,744
                                          RealNetworks, Inc. (a)                                        2,493,100        8,800,643
                                          ValueClick, Inc. (a)                                            957,400        6,548,616
                                          Vignette Corp. (a)                                              580,500        5,462,505
                                          Yahoo! Inc. (a)                                                 791,100        9,561,420
                                                                                                                    --------------
                                                                                                                        34,529,928
----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.5%     Affymetrix, Inc. (a)                                             36,400          108,836
                                          Exelixis, Inc. (a)(b)                                           865,000        4,342,300
                                                                                                                    --------------
                                                                                                                         4,451,136
----------------------------------------------------------------------------------------------------------------------------------
Machinery - 4.3%                          AGCO Corp. (a)                                                  243,600        5,746,524
                                          EnPro Industries, Inc. (a)(b)                                   285,600        6,151,824
                                          Mueller Industries, Inc.                                        532,400       13,352,592
                                          RBC Bearings, Inc. (a)                                          196,800        3,991,104
                                          Robbins & Myers, Inc.                                           387,800        6,270,726
                                          Wabash National Corp. (c)                                     1,433,100        6,448,950
                                                                                                                    --------------
                                                                                                                        41,961,720
----------------------------------------------------------------------------------------------------------------------------------
Media - 2.7%                              Harte-Hanks, Inc. (c)                                         3,581,400       22,347,936
                                          Playboy Enterprises, Inc. Class B (a)(c)                      1,742,700        3,764,232
                                                                                                                    --------------
                                                                                                                        26,112,168
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.3%                    RTI International Metals, Inc. (a)(b)                           222,300        3,181,113
                                          Royal Gold, Inc.                                                 81,400        4,005,694
                                          Steel Dynamics, Inc.                                            450,100        5,032,118
                                                                                                                    --------------
                                                                                                                        12,218,925
----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 2.6%                    OGE Energy Corp.                                                968,600       24,970,508
----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.3%                   Saks, Inc. (a)(b)                                             2,812,700       12,319,626
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 2.1%        ATP Oil & Gas Corp. (a)(b)                                      374,300        2,189,655
                                          St. Mary Land & Exploration Co.                                 129,900        2,638,269
                                          Swift Energy Co. (a)                                            776,700       13,056,327
                                          Venoco, Inc. (a)                                              1,084,100        2,937,911
                                                                                                                    --------------
                                                                                                                        20,822,162
----------------------------------------------------------------------------------------------------------------------------------

Master Value Opportunities LLC
Schedule of Investments December 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                  Common Stocks                                                   Shares         Value
----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.2%                  Alberto-Culver Co.                                               80,700   $    1,977,957
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.3%                    Angiotech Pharmaceuticals, Inc. (a)                               8,585            2,232
                                          King Pharmaceuticals, Inc. (a)                                  162,100        1,721,502
                                          Medicis Pharmaceutical Corp. Class A                          1,891,300       26,289,070
                                          Mylan, Inc. (a)(b)                                              422,200        4,175,558
                                                                                                                    --------------
                                                                                                                        32,188,362
----------------------------------------------------------------------------------------------------------------------------------
Professional Services - 1.6%              Administaff, Inc.                                               504,175       10,930,514
                                          Heidrick & Struggles International, Inc.                        200,400        4,316,616
                                                                                                                    --------------
                                                                                                                        15,247,130
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts             Alexandria Real Estate Equities, Inc.                            20,000        1,206,800
(REITs) - 4.9%                            Brandywine Realty Trust                                       1,382,700       10,660,617
                                          Cousins Properties, Inc. (b)                                    607,600        8,415,260
                                          Dupont Fabros Technology, Inc.                                1,385,900        2,868,813
                                          Federal Realty Investment Trust                                  63,100        3,917,248
                                          FelCor Lodging Trust, Inc.                                    2,346,600        4,317,744
                                          Friedman Billings Ramsey Group, Inc. Class A (a)              2,909,255          494,573
                                          Lexington Corporate Properties Trust                          1,231,100        6,155,500
                                          MFA Financial, Inc.                                             783,000        4,611,870
                                          Omega Healthcare Investors, Inc.                                 97,100        1,550,687
                                          Tanger Factory Outlet Centers, Inc.                              51,300        1,929,906
                                          UDR, Inc.                                                        83,900        1,156,981
                                                                                                                    --------------
                                                                                                                        47,285,999
----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.9%                        Marten Transport Ltd. (a)                                       257,848        4,888,798
                                          Vitran Corp., Inc. (a)(c)                                       673,721        4,177,070
                                                                                                                    --------------
                                                                                                                         9,065,868
----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor            Actel Corp. (a)                                                  62,400          731,328
Equipment - 2.6%                          DSP Group, Inc. (a)                                           1,003,437        8,047,565
                                          Exar Corp. (a)                                                   78,900          526,263
                                          Mattson Technology, Inc. (a)                                  2,267,000        3,196,470
                                          Semtech Corp. (a)                                                82,900          934,283
                                          Zoran Corp. (a)                                               1,783,700       12,182,671
                                                                                                                    --------------
                                                                                                                        25,618,580
----------------------------------------------------------------------------------------------------------------------------------
Software - 6.9%                           Amdocs Ltd. (a)                                                  75,600        1,382,724
                                          Bottomline Technologies, Inc. (a)(c)                          1,709,211       12,135,398
                                          Lawson Software, Inc. (a)                                       638,900        3,028,386
                                          Novell, Inc. (a)                                              3,680,500       14,317,145
                                          Synchronoss Technologies, Inc. (a)                              306,600        3,268,356
                                          TIBCO Software, Inc. (a)                                      5,381,400       27,929,466
                                          Wind River Systems, Inc. (a)(b)                                 530,600        4,791,318
                                                                                                                    --------------
                                                                                                                        66,852,793
----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.5%                   Foot Locker, Inc.                                               392,100        2,878,014
                                          RadioShack Corp.                                                996,500       11,898,210
                                                                                                                    --------------
                                                                                                                        14,776,224
----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.5%   Hanesbrands, Inc. (a)                                           408,200        5,204,550

----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 2.3%         Anchor Bancorp Wisconsin, Inc.                                  329,000          908,040
                                          Dime Community Bancshares, Inc.                                 103,800        1,380,540

Master Value Opportunities LLC
Schedule of Investments December 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                  Common Stocks                                                   Shares         Value
----------------------------------------------------------------------------------------------------------------------------------
                                          MGIC Investment Corp.                                           225,800   $      785,784
                                          People's United Financial, Inc.                                 398,900        7,112,387
                                          Provident Financial Services, Inc.                              354,600        5,425,380
                                          Provident New York Bancorp                                      571,100        7,081,640
                                                                                                                    --------------
                                                                                                                        22,693,771
----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 1.8%   Applied Industrial Technologies, Inc.                           128,900        2,438,788
                                          H&E Equipment Services, Inc. (a)                                346,100        2,668,431
                                          RSC Holdings, Inc. (a)(b)                                       186,194        1,586,373
                                          United Rentals, Inc. (a)                                        484,448        4,418,166
                                          WESCO International, Inc. (a)                                   347,000        6,672,810
                                                                                                                    --------------
                                                                                                                        17,784,568
----------------------------------------------------------------------------------------------------------------------------------
                                          Total Common Stocks - 92.3%                                                  897,683,505
----------------------------------------------------------------------------------------------------------------------------------
                                          Exchange-Traded Funds
----------------------------------------------------------------------------------------------------------------------------------
                                          iShares Dow Jones U.S. Real Estate Index Fund                   157,900        5,878,617
                                          iShares Russell 2000 Index Fund                                 223,500       11,011,845
                                          SPDR Gold Trust (a)                                              43,500        3,764,925
                                          SPDR KBW Regional Banking ETF (b)                               273,800        7,984,008
----------------------------------------------------------------------------------------------------------------------------------
                                          Total Exchange-Traded Funds - 2.9%                                            28,639,395
----------------------------------------------------------------------------------------------------------------------------------
                                          Total Long-Term Investments
                                          (Cost - $1,544,446,445) - 95.2%                                              926,322,900
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         Beneficial
                                                                                                          Interest
                                          Short-Term Securities                                            (000)
----------------------------------------------------------------------------------------------------------------------------------
                                          BlackRock Liquidity Series, LLC Cash Sweep
                                          Series, 1.64% (d)(e)                                           $ 49,040       49,039,558
                                          BlackRock Liquidity Series, LLC Money Market
                                          Series, 0.80% (d)(e)(f)                                          60,488       60,488,000
----------------------------------------------------------------------------------------------------------------------------------
                                          Total Short-Term Securities
                                          (Cost - $109,527,558) - 11.3%                                                109,527,558
----------------------------------------------------------------------------------------------------------------------------------
                                          Total Investments
                                          (Cost - $1,653,974,003*) - 106.5%                                          1,035,850,458

                                          Liabilities in Excess of Other Assets - (6.5)%                               (63,253,770)
                                                                                                                    --------------
                                          Net Assets - 100.0%                                                       $  972,596,688
                                                                                                                    ==============

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 1,686,379,833
                                                                ===============
      Gross unrealized appreciation                             $    16,119,944
      Gross unrealized depreciation                                (666,649,319)
                                                                ---------------
      Net unrealized depreciation                               $  (650,529,375)
                                                                ===============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.

Master Value Opportunities LLC
Schedule of Investments December 31, 2008 (Unaudited)

(c) Investments in companies (whereby the Master LLC held 5% or more of the companies outstanding securities) that are considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ----------------------------------------------------------------------------------------------------------

                                                                       Sales         Realized
      Affiliate                                    Purchase Cost        Cost        Gain (Loss)         Income
      ----------------------------------------------------------------------------------------------------------
      Bottomline Technologies, Inc.+                $ 8,405,466     $   495,223     $    95,570               --
      Harte-Hanks, Inc.                             $ 9,617,244     $   567,525     $  (472,787)     $   743,393
      O'Charleys, Inc.                              $ 1,253,675     $10,586,681     $(5,346,735)     $   205,434
      OraSure Technologies, Inc.+                   $ 2,948,540     $ 1,846,544     $  (874,230)              --
      Playboy Enterprises, Inc. Class B+            $   710,750              --              --               --
      Universal Technical Institute, Inc.*+         $   394,093     $19,469,200     $(4,206,085)              --
      Vitran Corp., Inc.*+                          $   135,604     $ 1,177,553     $  (310,290)              --
      Wabash National Corp.*                        $    28,280     $ 2,578,371     $(1,409,101)     $   138,582
      Westell Technologies, Inc. Class A*+                   --     $12,241,679     $(8,936,686)              --
      ----------------------------------------------------------------------------------------------------------

      *     No longer an affiliated company as of report date.
      +     Non-income producing security.

(d) Investments in companies considered to be an affiliate of the of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                         Net
                                                       Activity         Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
          Cash Sweep Series
                                                   $   49,039,558    $   440,423
      BlackRock Liquidity Series, LLC
          Money Market Series
                                                   $   60,488,000    $ 2,168,588
      Merrill Lynch Premier Institutional Fund     $ (498,643,664)            --
      --------------------------------------------------------------------------

(e)   Security was purchased with the cash proceeds from securities loans.
(f)   Represents the current yield as of report date.

o For Master LLC compliance purposes, the Master LLC's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

o Effective April 1, 2008, the Master LLC adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Master LLC's own assumption used in determining the fair value of investments)

Master Value Opportunities LLC
Schedule of Investments December 31, 2008 (Unaudited)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC's most recent financial statements as contained in its semi-annual report.

      The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Master LLC's investments:

      --------------------------------------------------------------------------
      Valuation                                                   Investments in
        Inputs                                                      Securities
      --------------------------------------------------------------------------
      Level 1                                                    $   926,322,900
      Level 2                                                        109,527,558
      Level 3                                                                 --
      --------------------------------------------------------------------------
      Total                                                      $ 1,035,850,458
                                                                 ===============

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: February 23, 2009


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: February 23, 2009